Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in the consolidated financial statements:
	December 31,	December 31,	December 31,
	2025	2024	2023
1 US$ = RMB
Spot rate	6.9931	7.2993	7.0999
Average rate	7.1875	7.1957	7.0809

Schedule of Earnings Per Share	Diluted income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares or resulted in the issuance of ordinary shares that would then share in the income of the company, subject to anti- dilution limitations.
	For the years ended December 31,
	2025	2024	2023
	US$	US$	US$
Numerator for earnings (loss) per share:
Net income (loss) attributable to the Company’s ordinary shareholders	1,942,840	(1,881,635)	864,722
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	73,438,750	17,451,865	11,752,180
Per share amount:
Per share - basic and diluted	0.03	(0.11)	0.07

Schedule of Property, Plant and Equipment	The estimated useful lives are as follows:
Estimated Useful Life
Buildings	30 years
Machinery equipment	10 years
Vehicles	4-5 years
Office equipment	3-5 years
Tools	3-5 years
Electronic devices	3-5 years

Schedule of Net Revenue Segregated By Geographic Regions

The Company’s net revenue segregated by geographic regions is as follows:

	For the years ended December 31,
	2025	2024	2023
	US$	US$	US$
PRC	16,581,343	12,196,548	12,117,240
Overseas	3,019,348	1,909,072	3,880,714
Total	19,600,691	14,105,620	15,997,954